Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	CAD ($)	Share Capital CAD ($)	Share Capital USD ($)	Contributed Surplus CAD ($)	Accumulated other comprehensive loss CAD ($)	Retained Earnings (Accumulated Deficit) CAD ($)
Equity at Dec. 31, 2021	$ 18,411	$ 80,917		$ 10,429	$ (6,640)	$ (66,295)
Statement [Line Items]
Net profit/loss for the year ended	1,365	0		0	0	1,365
Other comprehensive income/loss for the year	1,182	0		0	1,182	0
Share-based compensation	47	0		47	0	0
Total transactions with owners	47	0		47	0	0
Equity at Dec. 31, 2022	21,005	80,917		10,476	(5,458)	(64,930)
Statement [Line Items]
Net profit/loss for the year ended	(922)	0		0	0	(922)
Other comprehensive income/loss for the year	(531)				(531)
Share-based compensation	288			288
Total transactions with owners	344	97		247
Stock options exercised	56	97		(41)
Equity at Dec. 31, 2023	19,896		$ 81,014	10,723	(5,989)	(65,852)
Statement [Line Items]
Net profit/loss for the year ended	(1,039)	0		0	0	(1,039)
Other comprehensive income/loss for the year	1,725	0			1,725
Share-based compensation	196	0		196	0	0
Total transactions with owners	196	0		196	0	0
Equity at Dec. 31, 2024	$ 20,778	$ 81,014		$ 10,919	$ (4,264)	$ (66,891)